Consolidated Statement Of Changes In Shareholders' Equity - CAD ($)	Share capital [Member]	Warrant reserve [Member]	Share-based payment reserve [Member]	Share subscriptions received [Member]	Deficit [Member]	Total
Beginning balance at Jan. 31, 2021	$ 4,031,650	$ 115,802	$ 853,848	$ 0	$ (4,133,011)	$ 868,289
Beginning balance (Shares) at Jan. 31, 2021						101,717,973
Private placement of units	695,404	394,681				$ 1,090,085
Private placement of units (Shares)						3,114,569
Share issuance costs	(3,770)					$ (3,770)
Exercise of options	956,597		(361,284)			$ 595,313
Exercise of options (Shares)						3,968,750
Share subscriptions received						$ 0
Share-based compensation			182,996			182,996
Shares issued for services	36,250					$ 36,250
Shares issued for services (Shares)						250,000
Net loss for the year					(1,882,178)	$ (1,882,178)
Ending balance at Jan. 31, 2022	5,716,131	510,483	675,560	0	(6,015,189)	$ 886,985
Ending balance (Shares) at Jan. 31, 2022						109,051,292
Private placement of units	399,961	95,039				$ 495,000
Private placement of units (Shares)						9,900,000
Share issuance costs	(24,568)	(8,632)				$ (33,200)
Share subscriptions received				50,000		50,000
Share-based compensation			350,583			350,583
Shares issued for services	165,000					$ 165,000
Shares issued for services (Shares)						3,100,000
Net loss for the year					(2,067,757)	$ (2,067,757)
Ending balance at Jan. 31, 2023	$ 6,256,524	$ 596,890	$ 1,026,143	$ 50,000	$ (8,082,946)	$ (153,389)
Ending balance (Shares) at Jan. 31, 2023						122,051,292